Other Income, Net - Schedule of Other Nonoperating Income Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Nonoperating Income Expense [Abstract]
Government grant	$ 825,799	$ 267,768	$ 8,888
VAT refund		10,293	128,336
Financial guarantee service and bank charges	(5,507)	(66,610)	(70,600)
Other income	603,535	419,197	10,832
Other expenses	(137,990)	(310,698)	(38,128)
Total other income, net	$ 1,285,837	$ 319,950	$ 39,328